Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—52.8%
	AUSTRALIAN DOLLAR—2.0%
	Sovereign—2.0%
440,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$345,020
550,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	399,051
	TOTAL AUSTRALIAN DOLLAR	744,071
	BRITISH POUND—5.5%
	Sovereign—5.5%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	295,907
180,000	United Kingdom, Government of, 3.250%, 1/22/2044	354,813
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	289,116
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	380,160
210,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	316,407
300,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	420,821
	TOTAL BRITISH POUND	2,057,224
	CANADIAN DOLLAR—2.5%
	Sovereign—2.5%
250,000	Canada, Government of, 5.750%, 6/1/2033	291,154
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	650,725
	TOTAL CANADIAN DOLLAR	941,879
	CHINESE YUAN RENMINBI—4.9%
	Sovereign—4.9%
9,000,000	China, Government of, Series 1916, 3.120%, 12/5/2026	1,416,769
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	411,704
	TOTAL CHINESE YUAN RENMINBI	1,828,473
	DANISH KRONE—0.0%
	Mortgage Banks—0.0%
97,016	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	18,183
	EGYPTIAN POUND—0.3%
	Sovereign—0.3%
1,550,000	Egypt, Government of, Unsecd. Note, Series 7YR, 14.556%, 10/13/2027	98,642
	EURO—26.8%
	Banking—4.0%
600,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	721,618
630,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	767,229
	TOTAL	1,488,847
	Consumer Products—1.4%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	516,179
	Sovereign—21.4%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,148,023
740,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	922,472
80,000	France, Government of, 4.250%, 10/25/2023	104,561
280,000	France, Government of, Bond, 4.500%, 4/25/2041	584,308
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	556,508
400,000	Germany, Government of, 0.250%, 2/15/2027	496,712

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
90,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	$177,570
600,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	761,263
650,000		Italy, Government of, 2.150%, 12/15/2021	773,390
450,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	693,122
385,000		Netherlands, Government of, 1.750%, 7/15/2023	475,999
480,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	657,136
500,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	651,932
		TOTAL	8,002,996
		TOTAL EURO	10,008,022
		JAPANESE YEN—5.5%
		Sovereign—5.5%
110,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,165,341
76,500,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	880,326
		TOTAL JAPANESE YEN	2,045,667
		POLISH ZLOTY—0.4%
		Sovereign—0.4%
500,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	138,754
		SWEDISH KRONA—0.7%
		Sovereign—0.7%
2,250,000		Sweden, Government of, Series 1059, 1.000%, 11/12/2026	275,923
		U.S. DOLLAR—4.2%
		Banking—1.4%
500,000		Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	534,965
		Utilities—2.8%
700,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	750,565
250,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	301,480
		TOTAL	1,052,045
		TOTAL U.S. DOLLAR	1,587,010
		TOTAL BONDS (IDENTIFIED COST $18,493,101)	19,743,848
		U.S. TREASURIES—8.3%
500,000		United States Treasury Bond, 2.875%, 5/15/2043	589,234
560,000		United States Treasury Bond, 2.875%, 11/15/2046	668,660
350,000		United States Treasury Bond, 4.500%, 2/15/2036	488,738
900,000		United States Treasury Note, 0.625%, 8/15/2030	852,016
450,000		United States Treasury Note, 2.875%, 8/15/2028[1]	504,518
		TOTAL U.S. TREASURIES (IDENTIFIED COST $2,965,880)	3,103,166
		PURCHASED PUT OPTION—0.0%
		Foreign Currency—0.0%
65,000	[2]	USD PUT/CAD CALL, BNP Paribas, Notional Amount $65,000, Exercise Price $1.275, Expiration Date 9/3/2021 (IDENTIFIED COST $220)	706
		PURCHASED CALL OPTION—0.0%
		Foreign Currency—0.0%
65,000	[2]	AUD CALL/USD PUT, BNP Paribas, Notional Amount $65,000, Exercise Price $0.721, Expiration Date 9/3/2021	983
65,000	[2]	EUR CALL/USD PUT, HSBC, Notional Amount $65,000, Exercise Price $1.175, Expiration Date 9/3/2021	388
1,600,000	[2]	EUR CALL/USD PUT, J.P. Morgan Chase & Co., Notional Amount $1,600,000, Exercise Price $1.230, Expiration Date 9/16/2021	3

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL OPTION—continued
		Foreign Currency—continued
65,000	[2]	GBP CALL/USD PUT, HSBC, Notional Amount $65,000, Exercise Price $1.371, Expiration Date 9/3/2021	$273
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $8,498)	1,647
		INVESTMENT COMPANIES—38.3%
336,519		Emerging Markets Core Fund	3,459,417
125,237		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3]	125,275
1,286,444		High Yield Bond Core Fund	8,246,102
203,835		Mortgage Core Fund	2,020,003
51,938		Project and Trade Finance Core Fund	460,693
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,259,994)	14,311,490
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $35,727,693)	$37,160,857
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	242,788
		TOTAL NET ASSETS—100%	$37,403,645
The average market value of purchased put and call options held by the Fund throughout the period was $21,195 and $6,423, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
2EURO-BUND	3	EUR 621,487	September 2021	$11,543
2JPN 10Y BOND	1	JPY 1,383,084	September 2021	$529,998
Short Futures:
[2]United States Treasury Notes 10-Year	5	$667,266	September 2021	$(910)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$540,631
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,218,624 and $133,953, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding written put option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
2J.P. Morgan Chase & Co.	EUR PUT/USD CALL	$1,600,000	9/16/2021	$1.185	$(11,235)
(PREMIUMS RECEIVED $8,049)					$(11,235)
The average market value of written put options contracts held by the Fund throughout the period was $14,391. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/7/2021	Bank of America	$24,375	33,534 AUD	$(158)
9/7/2021	Bank of America	$24,375	30,842 CAD	$(70)
9/7/2021	JPMorgan	$16,250	13,803 EUR	$(50)
9/7/2021	JPMorgan	$16,250	11,822 GBP	$(4)
10/15/2021	Credit Agricole	3,097,200 ZAR	$202,033	$9,878
10/29/2021	Bank of America	1,000,000 AUD	$735,831	$(4,043)
10/29/2021	Bank of America	550,000 GBP	$762,732	$(6,470)
10/29/2021	Bank of America	400,000 PEN	$101,230	$(3,506)
10/29/2021	Bank of America	$272,727	338,971 CAD	$4,079
10/29/2021	Bank of America	$338,462	1,303,728 PLN	$(1,952)
10/29/2021	Bank of America	$727,273	907,327 CAD	$8,181
10/29/2021	Bank of America	$800,000	3,128,737 PLN	$(16,939)
10/29/2021	Bank of America	$1,250,000	1,566,041 CAD	$8,852
10/29/2021	Barclays	750,000 GBP	$1,039,092	$(7,825)
10/29/2021	BNP Paribas	1,000,000 BRL	$188,153	$3,573
10/29/2021	BNP Paribas	4,200,000,000 IDR	$285,381	$7,624
10/29/2021	BNP Paribas	673,620,000 KRW	$584,667	$(4,079)
10/29/2021	Citibank	2,500,000 AUD	200,287,000 JPY	$8,038
10/29/2021	Credit Agricole	150,000,000 CLP	$191,280	$2,102
10/29/2021	Credit Agricole	14,000,000 RUB	$184,822	$4,363
10/29/2021	Credit Agricole	4,670,000 THB	$141,691	$3,161
10/29/2021	HSBC	$350,000	437,740 CAD	$3,074
10/29/2021	JPMorgan	1,000,000 BRL	$182,192	$9,533
10/29/2021	JPMorgan	350,000,000 COP	$90,227	$2,340
10/29/2021	JPMorgan	150,000 GBP	$207,119	$(865)
10/29/2021	JPMorgan	$700,000	77,129,766 JPY	$(1,427)
10/29/2021	Morgan Stanley	$761,538	2,924,768 PLN	$(2,142)
10/29/2021	State Street	150,000 EUR	222,197 CAD	$1,218
12/9/2021	Barclays	2,750,000 INR	$36,938	$356
12/9/2021	JPMorgan	42,851 AUD	$32,999	$(1,636)
12/9/2021	JPMorgan	32,219 EUR	$38,242	$(123)
12/9/2021	JPMorgan	681,425 MXN	$33,240	$234
12/9/2021	Morgan Stanley	28,000 EUR	$34,257	$(1,130)
12/9/2021	Morgan Stanley	720,000,000 IDR	$49,624	$422
12/16/2021	BNP Paribas	1,300,000 CNY	$197,395	$2,144
12/16/2021	BNP Paribas	2,400,000 CNY	$366,881	$1,499
12/16/2021	HSBC	1,300,000 CNY	$195,615	$3,924
12/16/2021	HSBC	11,000,000 CNY	$1,567,554	$120,854
12/21/2021	Bank of America	25,340 GBP	$35,164	$(318)
12/21/2021	Citibank	43,449 CAD	$35,952	$(1,518)
Contracts Sold:
10/15/2021	Bank of America	3,097,200 ZAR	$196,441	$(15,469)
10/29/2021	Bank of America	500,000 AUD	$368,285	$2,391
10/29/2021	Bank of America	1,050,000 EUR	$1,237,052	$(4,177)
10/29/2021	Bank of America	550,000 GBP	$763,407	$7,144
10/29/2021	Bank of America	$1,000,000	1,256,040 CAD	$(4,540)
10/29/2021	Barclays	150,000 GBP	$208,099	$1,845
10/29/2021	BNP Paribas	$100,000	2,039,974 MXN	$747
10/29/2021	Citibank	$1,100,000	4,265,105 PLN	$13,653

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
10/29/2021	Citibank	$800,000	3,102,670 PLN	$10,132
10/29/2021	Citibank	$700,000	76,711,698 JPY	$(2,376)
10/29/2021	Credit Agricole	$1,580,000	174,198,950 JPY	$4,184
10/29/2021	HSBC	400,000 PEN	$98,428	$704
10/29/2021	JPMorgan	2,500,000 AUD	197,534,225 JPY	$(33,072)
10/29/2021	JPMorgan	500,000 AUD	$368,313	$2,419
10/29/2021	JPMorgan	1,000,000 BRL	$188,245	$(3,480)
10/29/2021	JPMorgan	150,000 GBP	$207,633	$1,380
10/29/2021	JPMorgan	$1,000,000	1,252,102 CAD	$(7,660)
10/29/2021	JPMorgan	$600,000	754,467 CAD	$(2,055)
10/29/2021	Morgan Stanley	14,000,000 RUB	$186,682	$(2,503)
10/29/2021	State Street	400,000 AUD	$294,874	$2,159
10/29/2021	State Street	150,000 EUR	222,463 CAD	$(1,008)
12/16/2021	BNP Paribas	5,000,000 CNY	$769,460	$2,002
12/16/2021	BNP Paribas	3,400,000 CNY	$521,176	$(695)
12/16/2021	HSBC	2,600,000 CNY	$389,047	$(10,032)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$112,887
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $281,281 and $340,830, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts, and value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2020	$180,674	$ 452,034	$ 7,458,232	$ 1,811,884	$ 5,081,801	$ 14,984,625
Purchases at Cost	7,762,494	8,641	1,453,273	2,435,532	6,030,049	17,689,989
Proceeds from Sales	(7,818,014)	—	(5,400,000)	(2,200,000)	(3,000,000)	(18,418,014)
Change in Unrealized Appreciation/Depreciation	$17	$18	$(178,939)	$(13,292)	$ 37,755	$(154,441)
Net Realized Gain/(Loss)	$104	$—	$ 126,851	$(14,121)	$ 96,497	$ 209,331
Value as of 8/31/2021	$125,275	$ 460,693	$ 3,459,417	$ 2,020,003	$ 8,246,102	$ 14,311,490
Shares Held as of 8/31/2021	125,237	51,938	336,519	203,835	1,286,444	2,003,973
Dividend Income	$237	$ 8,635	$ 254,294	$ 35,713	$ 248,644	$547,523
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$19,743,848	$—	$19,743,848
U.S. Treasuries	—	3,103,166	—	3,103,166
Purchased Call Options	—	1,647	—	1,647
Purchased Put Option	—	706	—	706
Investment Companies[1]	13,850,797	—	—	14,311,490
TOTAL SECURITIES	$13,850,797	$22,849,367	$—	$37,160,857
Other Financial Instruments:
Assets
Futures Contracts	$541,541	$—	$—	$541,541
Foreign Exchange Contracts	—	254,209	—	254,209
Liabilities
Futures Contracts	(910)	—	—	(910)
Written Put Options	—	(11,235)	—	(11,235)
Foreign Exchange Contracts	—	(141,322)	—	(141,322)
TOTAL OTHER FINANCIAL INSTRUMENTS	$540,631	$101,652	$—	$642,283
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $460,693 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
THB	—Thai Baht
USD	—United States Dollar
ZAR	—South African Rand